OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions, Current and Non current
Other provisions, current	$ 3,485,613	$ 2,676,418
Non-current	58,966,913	62,947,748
Total	62,452,526	65,624,166	$ 73,081,893
Litigation
Other provisions, Current and Non current
Total	$ 62,452,526	$ 65,624,166